Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan		7	2
Financing Receivable, Pre Modification Recorded Investment		$ 958,460	$ 186,188
Financing Receivable, Post Modification Recorded Investment		$ 958,460	$ 186,188
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	0	2	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 0	$ 30,713	$ 66,138
Commercial Real Estate 1 [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan		6	2
Financing Receivable, Pre Modification Recorded Investment		$ 922,000	$ 186,188
Financing Receivable, Post Modification Recorded Investment		$ 922,000	$ 186,188
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	0	2	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 0	$ 30,713	$ 66,138